Other Net Investment Result - Summary Of Interest Revenue On Financial Instruments Calculated Using The Effective Interest Method (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Interest Revenue On Financial Instruments Calculated Using The Effective Interest Method [Line Items]
Interest revenue on financial instruments calculated using the effective interest method	€ 636	€ 605	€ 599
Debt securities and money market instruments [member]
Disclosure Of Interest Revenue On Financial Instruments Calculated Using The Effective Interest Method [Line Items]
Interest revenue on financial instruments calculated using the effective interest method	557	484	457
Other [member]
Disclosure Of Interest Revenue On Financial Instruments Calculated Using The Effective Interest Method [Line Items]
Interest revenue on financial instruments calculated using the effective interest method	€ 80	€ 121	€ 142